Consolidated statement of income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Interest income (Note 12)
Loans	$ 3,875	$ 4,013	$ 3,314	$ 7,888	$ 6,539
Securities	697	655	591	1,352	1,074
Securities borrowed or purchased under resale agreements	357	364	260	721	470
Deposits with banks	96	92	64	188	130
Interest income	5,025	5,124	4,229	10,149	8,213
Interest expense (Note 12)
Deposits	2,123	2,142	1,451	4,265	2,729
Securities sold short	76	71	64	147	130
Securities lent or sold under repurchase agreements	312	258	191	570	312
Subordinated indebtedness	45	47	44	92	82
Other	9	10	3	19	11
Interest expense	2,565	2,528	1,753	5,093	3,264
Net interest income	2,460	2,596	2,476	5,056	4,949
Non-interest income
Underwriting and advisory fees	155	103	90	258	191
Deposit and payment fees	221	227	215	448	437
Credit fees	232	229	210	461	420
Card fees	114	117	127	231	257
Investment management and custodial fees	314	315	304	629	605
Mutual fund fees	396	393	399	789	808
Insurance fees, net of claims	109	112	107	221	217
Commissions on securities transactions	75	83	87	158	183
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	237	176	122	413	260
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	19	4	24	23	32
Foreign exchange other than trading	70	91	79	161	180
Income from equity-accounted associates and joint ventures	23	22	29	45	58
Other	117	97	107	214	238
Non-interest income	2,082	1,969	1,900	4,051	3,886
Total revenue	4,542	4,565	4,376	9,107	8,835
Provision for credit losses (Note 5)	255	338	212	593	365
Non-interest expenses
Employee compensation and benefits	1,421	1,400	1,414	2,821	2,875
Occupancy costs	222	220	212	442	429
Computer, software and office equipment	461	444	418	905	834
Communications	81	75	82	156	160
Advertising and business development	90	81	77	171	149
Professional fees	51	49	47	100	100
Business and capital taxes	24	32	22	56	50
Other (Note 3)	238	459	245	697	498
Non-interest expenses	2,588	2,760	2,517	5,348	5,095
Income before income taxes	1,699	1,467	1,647	3,166	3,375
Income taxes (Note 9)	351	285	328	636	728
Net income	1,348	1,182	1,319	2,530	2,647
Net income attributable to non-controlling interests	7	4	6	11	11
Preferred shareholders	28	23	24	51	42
Common shareholders	1,313	1,155	1,289	2,468	2,594
Net income attributable to equity shareholders	$ 1,341	$ 1,178	$ 1,313	$ 2,519	$ 2,636
Earnings per share (in dollars) (Note 10)
Basic	$ 2.96	$ 2.61	$ 2.90	$ 5.56	$ 5.86
Diluted	2.95	2.60	2.89	5.55	5.84
Dividends per common share (in dollars)	$ 1.40	$ 1.36	$ 1.33	$ 2.76	$ 2.63